Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2017
Prepayments and Other Current Assets
Prepayments and Other Current Assets

5.  Prepayments and Other Current Assets

The following is a summary of prepayments and other current assets (in thousands):

	As of December 31,
	2016	2017	2017
	RMB	RMB	US$
Prepaid rental and deposits	5,176	3,339	513
Prepayments to suppliers and other business related expenses	51,767	47,355	7,278
Receivables related to exercise of employee options	5,126	4,405	677
Others	2,000	2,359	363

Total	64,069	57,458	8,831

Prepayments to suppliers and other business related expenses mainly consist of business related staff advances, and the Group’s prepaid content licenses fee to third-party content suppliers for the rights to access and present on the Group’s website the content produced by these suppliers during a certain period. These content licenses generally have a license period of one to three years, and are amortized over the license period on a straight-line basis. The portion of the prepaid content license costs that relates to the license period for more than 12 months from the balance sheet date is classified as other non-current assets.